UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM I3F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [   ]; Amendment Number:  __________

This Amendment  (Check only one.):            [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Joseph Stilwell
Address:             26 Broadway, 23rd Floor
                     New York, NY 10004

Form 13F File Number: 028-12231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Joseph Stilwell
Title:
                     ---------------------
Phone:               212-269-5800

Signature, Place, and Date of Signing:

  /s/ Joseph Stilwell            New York, NY            February 9, 2009
------------------------      --------------------      --------------------
     [Signature]                 [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     58

Form 13 Information Table Value Total:      $119,202
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.            Form 13F File Number     Name

         1             028-12466                Stilwell Value LLC (1)












(1) Joseph Stilwell is the managing member of Stilwell Value LLC. Stilwell Value LLC is the general partner of Stilwell Associates, LP, Stilwell Value Partners I, LP, Stilwell Value Partners II, LP, Stilwell Value Partners III, LP, Stilwell Value Partners IV, LP, Stilwell Value Partners V, LP, and Stilwell Value Partners VI, LP (together the "Stilwell Value Funds"). Joseph Stilwell is also the general partner of Stilwell Partners LP ("SPLP" and, together with the Value Funds, the "Funds"). The securities reported in this Form 13F are held by one or more of the Funds. None of the Value Funds or SPLP individually maintains investment discretion over $100 million, but Stilwell Value LLC, by virtue of its general partnership interest in each of the Value Funds, has such discretion.


                                    FORM 13F
                               INFORMATION TABLE

                                                         Value
                                      Title of           (in       Shares/            Put/  Inv.    Other      Voting Authority
Name of Issuer                          Class   CUSIP    000's)    PRN Amt    SH/PRN  Call  Disc.   Mgrs.  Sole       Shared   None
---------------------------------       -----   -----    ------    --------   ------  ----  -----   -----  ----       ------   ----
ABINGTON BANCORP INC                     COM    00350L109    364      39,400    SH          DEFINED           39,400
ALLIANCE BANCORP INC PA                  COM    018921106  2,336     311,505    SH          DEFINED   1      311,505
AMERICAN PHYSICIANS CAPITAL INC          COM    028884104  1,684      35,000    SH          DEFINED           35,000
AMERICAN PHYSICIANS CAPITAL INC          COM    028884104 41,317     858,976    SH          DEFINED   1      858,976
AMERICAN BANCORP NJ INC                  COM    02407E104    356      29,940    SH          DEFINED   1       29,940
ATLANTIC COAST FED CORP                  COM    048425102     68      17,393    SH          DEFINED           17,393
AUBURN BANCORP INC                       COM    050254101     67      10,000    SH          DEFINED           10,000
BANK MUTUAL CORP                         COM    063750103    231      20,000    SH          DEFINED           20,000
BCSB BANCORP INC                         COM    055367106    174      20,000    SH          DEFINED           20,000
BENEFICIAL MUTUAL BANCORP INC            COM    08173R104    275      24,460    SH          DEFINED           24,460
BENJAMIN FRANKLIN BANCORP INC            COM    082073107    224      15,000    SH          DEFINED           15,000
CENTRAL BANCORP INC-MASS                 COM    152418109    364      73,038    SH          DEFINED   1       73,038
CHICOPEE BANCORP INC                     COM    168565109    238      20,000    SH          DEFINED           20,000
CLIFTON SVGS BANCORP INC                 COM    18712Q103    124      10,480    SH          DEFINED           10,480
CMS BANCORP INC                          COM    12600U102    105      15,000    SH          DEFINED           15,000
DANVERS BANCORP INC                      COM    236442109    267      20,000    SH          DEFINED           20,000
DELANCO BANCORP INC                      COM    245534102     17      10,000    SH          DEFINED           10,000
EASTERN INSURANCE HOLDINGS INC           COM    276534104    803     100,000    SH          DEFINED          100,000
EASTERN INSURANCE HOLDINGS INC           COM    276534104    314      39,089    SH          DEFINED   1       39,089
ESSA BANCORP INC                         COM    29667D104    495      35,000    SH          DEFINED           35,000
FIRST FINANCIAL NORTHWEST INC            COM    32022K102    234      25,000    SH          DEFINED           25,000
FIRST KEYSTONE FINANCIAL INC             COM    320655103    683      86,900    SH          DEFINED   1       86,900
FIRST PACTRUST BANCORP INC               COM    33589V101     97      10,000    SH          DEFINED           10,000
FIRST PACTRUST BANCORP INC               COM    33589V101    773      80,200    SH          DEFINED   1       80,200
FIRST SAVINGS FINANCIAL GROUP INC        COM    33621E109  1,570     159,995    SH          DEFINED   1      159,995
FIRST SAVINGS FINANCIAL GROUP INC        COM    33621E109    196      20,000    SH          DEFINED           20,000
FOX CHASE BANCORP                        COM    35137P106    165      15,000    SH          DEFINED           15,000
GS FINANCIAL CORP                        COM    362274102    786      62,845    SH          DEFINED   1       62,845
HAMPDEN BANCORP INC                      COM    40867E107    183      20,000    SH          DEFINED           20,000
HARTFORD FINANCIAL SERVICES GROUP, INC.  COM    416515104  1,642     100,000    SH          DEFINED   1      100,000
HEARTLAND BANCSHARES INC/IN              COM    42234A107    411      68,500    SH          DEFINED   1       68,500
HOME FEDERAL BANCORP INC MD              COM    43710G105    269      25,100    SH          DEFINED           25,100
KINGSWAY FINANCIAL SERVICES INC          COM    496904103 25,216   4,675,000    SH          DEFINED   1    4,675,000
LOUISIANA BANCORP INC                    COM    54619P104    756      59,100    SH          DEFINED   1       59,100
MALVERN FEDERAL BANCORP INC              COM    561410101    184      20,000    SH          DEFINED           20,000
MALVERN FEDERAL BANCORP INC              COM    561410101  5,113     555,800    SH          DEFINED   1      555,800
MERIDIAN INTERSTATE BANCORP INC          COM    58964Q104    740      80,000    SH          DEFINED           80,000
MSB FINANCIAL CORP                       COM    55352P102  2,507     246,980    SH          DEFINED   1      246,980
MUTUALFIRST FINANCIAL INC                COM    62845B104     68      10,000    SH          DEFINED           10,000
MUTUALFIRST FINANCIAL INC                COM    62845B104    250      37,029    SH          DEFINED   1       37,029
NAUGATUCK VALLEY FINANCIAL CORP          COM    639067107     71      13,975    SH          DEFINED           13,975
NEWPORT BANCORP INC                      COM    651754103    172      15,000    SH          DEFINED           15,000
NORTH PENN BANCORP INC                   COM    661454207    206      28,420    SH          DEFINED           28,420
NORTH PENN BANCORP INC                   COM    661454207    374      51,630    SH          DEFINED   1       51,630
NORTHEAST COMMUNITY BANCORP INC          COM    664112109     69      10,000    SH          DEFINED           10,000
NORTHEAST COMMUNITY BANCORP INC          COM    664112109  7,778   1,120,800    SH          DEFINED   1    1,120,800
NORTHWEST BANCORP INC PA                 COM    667328108    814      38,091    SH          DEFINED           38,091
OSAGE BANCSHARES INC                     COM    68764U106    725     100,000    SH          DEFINED          100,000
OSAGE BANCSHARES INC                     COM    68764U106    105      14,304    SH          DEFINED   1       14,304
PRUDENTIAL BANCORP INC PA                COM    744319104    205      20,000    SH          DEFINED           20,000
PRUDENTIAL BANCORP INC PA                COM    744319104 10,719   1,044,700    SH          DEFINED   1    1,044,700
ROMA FINANCIAL CORP                      COM    77581P109    630      50,000    SH          DEFINED           50,000
SOUND FINANCIAL INC                      COM    83607Y108    178      25,000    SH          DEFINED           25,000
TF FINANCIAL CORP                        COM    872391107  1,013      52,500    SH          DEFINED   1       52,500
TFS FINANCIAL CORP                       COM    87240R107    645      50,000    SH          DEFINED           50,000
WAYNE SAVINGS BANCSHARES INC             COM    94624Q101    188      25,000    SH          DEFINED           25,000
WILLIAM PENN BANCORP INC                 COM    96925V101    338      25,000    SH          DEFINED           25,000
WILLIAM PENN BANCORP INC                 COM    96925V101  3,306     244,868    SH          DEFINED   1      244,868

